Related Party Convertible Note Payable (Tables)	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Convertible Note Payable

Related party convertible note payable consisted of the following as of:

	September 30, 2019	December 31, 2018
	(Unaudited)

Convertible note 2019-02. On July 19, 2019, the Company issued a convertible note payable in the amount $815,217, with an original issue discount of $65,217 in exchange for $750,000. This note accrues interest at 8% per annum and matures on June 30, 2020. This note and accrued interest may convert into shares of common stock at the conversion price then in effect (initially $0.12 per share, subject to adjustment) any time at the holder’s option or automatically upon a qualified financing of at least $5 million at the lower of the conversion price then in effect or a 25% discount to the offering price. The conversion price is subject to adjustment upon the issuance of the Company’s common stock or securities convertible into common stock at a price per share less than the then prevailing conversion price, other than specified exempt issuances; accordingly, on November 8, 2019, the conversion price was adjusted to $0.07 per share. This note was also issued with a detachable warrant to purchase 1,500,000 shares of stock at $0.12 per share, which shall be adjusted in accordance with any adjustment to the conversion price of this note; accordingly, on November 8, 2019, the exercise price was adjusted to $0.07 per share. The valuation of the conversion feature and detachable warrants resulted in the recognition of an additional $286,050 discount on this note. This note requires monthly interest payments.	$815,217	$-

Total notes payable	815,217	-

Less original issue discounts	(65,217)	-

Related party convertible note payable, net	750,000	-

Less conversion rights and warrant discounts	(286,050)	-

Plus amortization of discounts	73,898	-

Total convertible notes payable, net	$537,848	$-

Schedule of Related Party Future Maturities of Convertible Notes Payable	Future maturities of notes payable are as follows as of September 30:
2020	$815,217
$815,217